Jan. 31, 2019

Ivy Funds

Supplement dated July 31, 2019 to the

Ivy ProShares Index Funds Prospectus

dated January 31, 2019

as supplemented February 21, 2019 and April 8, 2019

The following replaces the “Ivy ProShares S&P 500 Dividend Aristocrats Index Fund — Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 3:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class E		Class I	Class N	Class R
Management Fees	0.35%	0.35%		0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees	0.25%	0.25%		0.00%	0.00%	0.50%
Other Expenses	0.21%	0.16%		0.30%	0.14%	0.41%
Total Annual Fund Operating Expenses	0.81%	0.76%		0.65%	0.49%	1.26%
Fee Waiver and/or Expense Reimbursement[3,4]	0.06%	0.14%		0.15%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%	0.62%	[5]	0.50%	0.49%	1.26%

[3]
Through January 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.75%; Class E shares at 0.62% and Class I and Class N shares at 0.50%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).

[4]
Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy ProShares S&P 500 Dividend Aristocrats Index Fund — Example” section on pages 3-4:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$325	$496	$683	$1,221
Class E Shares	332	533	748	1,356
Class I Shares	51	193	347	796
Class N Shares	50	157	274	616
Class R Shares	128	400	692	1,523

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$325	$496	$683	$1,221
Class E Shares	332	533	748	1,356
Class I Shares	51	193	347	796
Class N Shares	50	157	274	616
Class R Shares	128	400	692	1,523

The following replaces the “Ivy ProShares Russell 2000 Dividend Growers Index Fund — Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 9:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class E		Class I	Class N	Class R
Management Fees	0.40%	0.40%		0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	0.25%		0.00%	0.00%	0.50%
Other Expenses	0.26%	0.26%		0.43%	0.26%	0.50%
Total Annual Fund Operating Expenses	0.91%	0.91%		0.83%	0.66%	1.40%
Fee Waiver and/or Expense Reimbursement[3,4]	0.01%	0.19%		0.18%	0.01%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.72%	[5]	0.65%	0.65%	1.40%

[3]
Through January 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.90%; Class E shares at 0.72%; and Class I and Class N shares at 0.65%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board).

[4]
Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy ProShares Russell 2000 Dividend Growers Index Fund — Example” section on pages 9-10:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$340	$532	$740	$1,341
Class E Shares	342	574	823	1,525
Class I Shares	66	247	443	1,009
Class N Shares	66	210	367	822
Class R Shares	143	443	766	1,680

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$340	$532	$740	$1,341
Class E Shares	342	574	823	1,525
Class I Shares	66	247	443	1,009
Class N Shares	66	210	367	822
Class R Shares	143	443	766	1,680

The following replaces the “Ivy ProShares MSCI ACWI Index Fund — Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 29:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class E		Class I	Class N	Class R
Management Fees	0.45%	0.45%		0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	0.25%		0.00%	0.00%	0.50%
Other Expenses	0.54%	0.48%		0.64%	0.48%	0.72%
Total Annual Fund Operating Expenses	1.24%	1.18%		1.09%	0.93%	1.67%
Fee Waiver and/or Expense Reimbursement[3,4]	0.34%	0.47%		0.44%	0.28%	0.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.90%	0.71%	[5]	0.65%	0.65%	1.40%

[3]
Through January 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fee s, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.90%; Class E shares at 0.71%; and Class I and Class N shares at 0.65%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees of Ivy Funds (Board). Certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

[4]
Through January 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares do not exceed the total annual ordinary fund operating expenses of the Class I shares, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]
The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy ProShares MSCI ACWI Index Fund — Example” section on pages 29-30:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$340	$601	$882	$1,683
Class E Shares	341	630	939	1,805
Class I Shares	66	303	558	1,289
Class N Shares	66	268	487	1,117
Class R Shares	143	500	882	1,954

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$340	$601	$882	$1,683
Class E Shares	341	630	939	1,805
Class I Shares	66	303	558	1,289
Class N Shares	66	268	487	1,117
Class R Shares	143	500	882	1,954